Mairs and Power Minnesota Municipal Bond ETF
Schedule of Investments
as of March 31, 2024 (Unaudited)

MUNICIPAL BONDS - 99.0%	Par Value	Value
Alden-Conger Independent School District No 242, 3.00%, 02/01/2027	$330,000	$322,674
Alexandria Lake Area Sanitation District, 4.00%, 02/01/2036	150,000	155,575
Anoka-Hennepin Independent School District No 11
4.00%, 02/01/2032	320,000	333,968
3.00%, 02/01/2043	500,000	421,453
Bold Independent School District No 2534, 5.00%, 02/01/2044	200,000	222,567
City of Apple Valley MN, 4.00%, 09/01/2041	290,000	263,137
City of Carver MN, 3.00%, 02/01/2032	195,000	192,071
City of Center City MN
4.00%, 11/01/2027	135,000	135,623
4.50%, 11/01/2034	100,000	100,167
City of Chaska MN Electric Revenue, 5.00%, 10/01/2025	140,000	143,835
City of Coon Rapids MN, 2.50%, 02/01/2036	100,000	87,921
City of Delano MN, 5.00%, 02/01/2038	250,000	273,827
City of Elk River MN Electric Revenue, 3.00%, 08/01/2032	365,000	360,546
City of Hanover MN, 3.30%, 02/01/2037	100,000	95,587
City of Hopkins MN, 2.00%, 02/01/2030	185,000	170,648
City of Hutchinson MN, 2.00%, 02/01/2034	300,000	253,717
City of Madelia MN, 2.00%, 02/01/2033	115,000	101,406
City of Minneapolis MN
2.00%, 12/01/2030	200,000	179,453
5.00%, 11/15/2036	150,000	156,176
4.00%, 11/15/2040	175,000	174,491
City of Richfield MN, 4.00%, 02/01/2027	100,000	102,780
City of Rochester MN, 5.00%, 02/01/2040	150,000	171,090
City of Rosemount MN, 5.00%, 02/01/2037	250,000	284,421
City of St Cloud MN, 2.00%, 02/01/2034	200,000	169,145
City of St Paul MN, 2.00%, 05/01/2033	300,000	257,131
City of St Paul MN Sales & Use Tax Revenue, 5.00%, 11/01/2026	100,000	100,884
City of Wayzata MN, 3.00%, 12/01/2027	100,000	98,717
City of Willmar MN, 5.00%, 02/01/2027	200,000	210,338
County of Beltrami MN, 4.00%, 12/01/2042	250,000	252,101
County of Carlton MN, 5.00%, 02/01/2042	250,000	281,052
County of Itasca MN, 4.00%, 02/01/2044	200,000	200,854
County of Pennington MN, 2.38%, 02/01/2035	100,000	87,968
County of St Louis MN, 2.00%, 12/01/2035	350,000	286,788
County of Wright MN
3.00%, 12/01/2038	295,000	260,378
3.00%, 12/01/2039	250,000	219,519
Dakota County Community Development Agency, 2.00%, 01/01/2032	65,000	57,645
Duluth Independent School District No 709, 0.00%, 02/01/2031 (a)	200,000	149,253
Eastern Carver County Schools Independent School District No 112, 4.00%, 02/01/2035	250,000	264,947
Elk River Independent School District No 728, 4.00%, 02/01/2026	115,000	117,056
Fergus Falls Independent School District No 544, 3.00%, 02/01/2037	225,000	199,790
Forest Lake Independent School District No 831, 4.00%, 02/01/2039	500,000	515,769
Hibbing Independent School District No 701, 3.00%, 03/01/2033	300,000	299,585
Housing & Redevelopment Authority of The City of St Paul Minnesota
3.50%, 09/01/2026	95,000	92,593
4.00%, 10/01/2032	75,000	76,704
3.13%, 11/15/2032	110,000	104,225
4.00%, 10/01/2037	250,000	251,342
Mankato Independent School District No 77, 5.00%, 02/01/2026	200,000	206,822
Metropolitan Council
5.00%, 03/01/2026	100,000	103,698
5.00%, 12/01/2028	100,000	110,404
4.00%, 03/01/2030	105,000	108,671
Minneapolis Special School District No 1, 5.00%, 02/01/2025	160,000	162,152
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2029	170,000	179,085
5.00%, 01/01/2029	50,000	52,672
5.00%, 01/01/2030	200,000	221,033
5.00%, 01/01/2032	75,000	79,153
5.00%, 01/01/2035	120,000	132,094
5.00%, 01/01/2052	25,000	26,806
Minnesota Agricultural & Economic Development Board, 5.00%, 01/01/2042	250,000	278,640
Minnesota Higher Education Facilities Authority
5.00%, 12/01/2024	100,000	100,933
3.00%, 10/01/2036	200,000	184,747
3.00%, 10/01/2041	400,000	339,314
3.00%, 03/01/2043	125,000	103,358
Minnesota Municipal Power Agency, 5.00%, 10/01/2047	85,000	86,232
Minnesota State Colleges And Universities Foundation, 4.00%, 10/01/2029	200,000	200,123
Minnetonka Independent School District No 276, 3.00%, 07/01/2036	150,000	143,746
North St Paul-Maplewood-Oakdale Independent School District No 622
2.00%, 02/01/2031	200,000	178,070
3.00%, 02/01/2035	350,000	336,959
Northfield Independent School District No 659, 5.00%, 02/01/2025	230,000	233,036
Pelican Rapids Independent School District No 548, 2.15%, 02/01/2031	50,000	47,717
Pine City Independent School District No 578, 2.00%, 04/01/2032	200,000	178,184
Princeton Public Utilities Commission, 5.00%, 04/01/2031	100,000	111,397
Rochester Independent School District No 535, 2.50%, 02/01/2039	250,000	201,473
Rosemount-Apple Valley-Eagan Independent School District No 196
5.00%, 04/01/2025	250,000	253,564
1.30%, 04/01/2030	150,000	131,177
Southern Plains Education Cooperative No 915, 3.00%, 02/01/2026	200,000	197,130
Spring Lake Park Independent School District No 16, 4.00%, 02/01/2025	115,000	115,585
St Cloud Housing & Redevelopment Authority
2.00%, 02/01/2031	130,000	118,618
2.00%, 02/01/2033	160,000	141,087
St Cloud Independent School District No 742/MN, 5.00%, 02/01/2041	225,000	244,131
St Francis Independent School District No 15, 4.00%, 02/01/2036	150,000	161,484
St Paul Independent School District No 625
3.00%, 02/01/2033	200,000	198,085
2.25%, 02/01/2035	100,000	85,994
5.00%, 02/01/2042	200,000	226,648
State of Minnesota
5.00%, 08/01/2024	265,000	266,151
5.00%, 08/01/2025	100,000	102,380
5.00%, 08/01/2027	305,000	318,372
5.00%, 08/01/2027	190,000	190,979
5.00%, 08/01/2028	155,000	169,463
5.00%, 10/01/2028	220,000	237,097
5.00%, 08/01/2034	250,000	274,305
5.00%, 08/01/2040	295,000	326,031
5.00%, 08/01/2043	400,000	452,969
Stillwater Independent School District No 834, 5.00%, 02/01/2040	250,000	279,097
University of Minnesota
5.00%, 12/01/2024	90,000	90,970
5.00%, 10/01/2026	220,000	230,616
5.00%, 04/01/2036	100,000	103,152
5.00%, 04/01/2040	150,000	161,046
Waconia Independent School District No 110, 3.00%, 02/01/2028	100,000	98,229
Western Minnesota Municipal Power Agency
5.00%, 01/01/2025	120,000	121,402
5.00%, 01/01/2049	100,000	103,530
Zumbro Education District
4.00%, 02/01/2034	125,000	123,878
4.00%, 02/01/2038	275,000	261,616
TOTAL MUNICIPAL BONDS (Cost $20,356,076)		19,148,222

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	259,679	259,679

TOTAL SHORT-TERM INVESTMENTS (Cost $259,679)		259,679

TOTAL INVESTMENTS - 100.3% (Cost $20,615,755)		$19,407,901
Liabilities in Excess of Other Assets - (0.3)%		(60,003)
TOTAL NET ASSETS - 100.0%		$19,347,898

Percentages are stated as a percent of net assets.

(a)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the- counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.

When market quotations are not readily available, any security or other asset is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees (the “Board”). These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that each Fund is accurately priced.

FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – Quoted prices in active markets for identical securities.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2024:

Mairs and Power Minnesota Municipal Bond ETF
	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	–	19,148,222	–	19,148,222
Money Market Funds	259,679	–	–	259,679
Total Assets	259,679	19,148,222	–	19,407,901